SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

20. SUBSEQUENT EVENTS

On December 1, 2023, the Company entered into a consulting service agreement with third party requiring the latter to render business advisory and consulting services of up to 50 hours per month with monthly compensation of $3,500 and 1,560,000 Free trading Restricted Stock Units (RSUs) over the course of 6 months issued at the market price on the contract signing date.

On December 20, 2023, the Company entered into a 90-day loan agreement with a Director amounting to $5,000 with interest of 10% per annum. On March 19, 2024, the terms were amended to extend the loan repayment date to June 19, 2024.

On January 8, 2024, the Company entered into a 90-day loan agreement with a third party amounting to $5,000 with interest of 10% per annum. On April 7, 2024, the terms were amended to extend the loan repayment date to July 7, 2024.

On March 5, 2024, pursuant to the facility agreements with a third party, the Company issued a conversion notice to borrower requiring the latter to convert the principal amount of $205,939 (£120,000) plus estimated accrued interest of $6,360 (£3,716) as at the date of this notice into fully paid ordinary shares in the capital of IDI. As of the date of this report, the shares have not been issued and the previously agreed upon conversion rate is still under negotiations with IDI.

On March 14, 2024, the Company announced the non-brokered private placement financing of up to 10,000,000 units (the "Units") of securities at a price of $0.05 CAD per Unit for aggregate gross proceeds of up to $500,000.00 (the "Offering"). Each Unit is comprised of one (1) common share and one (1) fully transferable purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.10 for five (3) years from the closing of the Offering. Finder's fee may be payable on a portion of the offering at the discretion of the Company.

On March 15, 2024, the Company entered into a 90-day loan agreement with a third party amounting to $5,000 with interest of 10% per annum.

On March 28, 2024, the Company entered into a 90-day loan agreement with a third party amounting to $5,000 with interest of 10% per annum.

On April 10, 2024, the Company entered into a 90-day loan agreement with a third party amounting to $20,000 with interest of 10% per annum.

On April 11, 2024, the Company entered into a 60-day loan agreement with its Chairman of the Board amounting to $9,636 (US $7,000) with interest of 10% per annum.

On April 30, 2024, the Company entered into a 60-day loan agreement with a third party for $30,000 with interest of 12% per annum. The loan includes an option to convert into common shares of the Company equal to 100% of the principal amount of the loan plus all outstanding interest at the lowest price per share allowable under the policies of the CSE. The Company will issue a loan bonus of 50,000 commons shares to the lender.

On April 30, 2024, 200,000 stock options with exercise price of $0.05 were cancelled.

On May 1, 2024, the Company entered into a 60-day loan agreement with a third party for $15,000 with interest of 10% per annum.

On May 3, 2024, the Company entered into a 60-day loan agreement with a third party for $20,000 with interest of 10% per annum.